Prepaid expenses and other assets (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Prepaid expenses and other assets

	December 31, 2020	December 31, 2019
Prepaid expenses	$44,130	$16,863
Amounts prepaid to related parties (Note 22)	83,144	82,808
	$127,274	$99,671